COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) MW MBbls	Dec. 31, 2019 USD ($) MW MBbls	Dec. 31, 2018 CAD ($)
Disclosure of contingent liabilities [line items]
Contractual obligation	$ 18,142
Letters of credit outstanding, amount	$ 103		$ 69
Natural Gas Liquids | Minimum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Natural Gas Liquids | Maximum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	10 years
Natural Gas | Not More than Nine Years | Minimum
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	20	20
Natural Gas | Not More than Nine Years | Maximum
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	175	175
Electrical Power | Minimum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Electrical Power | Maximum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	25 years
Electrical Power | Not More than Twenty Four Years | Maximum
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	67	67
Ruby Pipeline | Contingent liabilities related to joint ventures | Less than three months
Disclosure of contingent liabilities [line items]
Contractual obligation		$ 39